Leases (Details 2) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019 (excluding the six months ended June 30, 2019)	$ 669
2020	1,312
2021	1,276
2022	1,207
2023	1,092
2024 and after	1,420
Total operating lease payments	6,976
Less: imputed interest	564
Present value of lease liabilities	$ 6,412